Putnam
Preferred
Income
Fund

SEMIANNUAL REPORT

May 31, 1998

[LOGO: BOSTON * LONDON * TOKYO]




Fund highlights

* "Over the past six months, bond yields have dropped while the yield curve has flattened -- a favorable environment for preferred income securities. The dividends-received deduction, which most of our shareholders claim, makes the fund's after-tax yield extremely attractive."
                                        -- Jeanne L. Mockard, manager
                                           Putnam Preferred Income Fund

   CONTENTS

 4 Report from Putnam Management

 8 Fund performance summary

12 Portfolio holdings

16 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

While most other securities tossed about in the choppy waters spawned by last year's Asian financial crisis, preferred stocks -- equities that act like bonds -- rode out the storm in the quiet waters of their leeward harbor. The preferred market was sufficiently active, however, to allow Putnam Preferred Income Fund to deliver positive performance at net asset value for the first half of fiscal 1998.

Although the fund does not invest in trust-preferred stocks because they don't qualify for the corporate dividends-received tax deduction, it was an indirect beneficiary, as steady issuance of these stocks curtailed the supply of the traditional preferreds in which the fund invests and drove their prices higher.

In the following report, Fund Manager Jeanne Mockard provides more details about first-half performance and takes a look at prospects for the months ahead.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
July 15, 1998



Report from the Fund Manager
Jeanne L. Mockard

Throughout the six months ended May 31, 1998, the financial markets remained abuzz with conflicting speculations about the Federal Reserve Board's next move, the effect Asia's turmoil might have on U.S. corporations, and the containment of inflation. The flight to quality that has taken hold of world markets has allowed yields on U.S. Treasury securities to trend lower across the maturity spectrum with little difference between short- and long-term issues. Domestic high-yield bonds and investment-grade corporate securities played an unsuccessful game of catch-up with soaring U.S. Treasury bond prices.

On the equity front, most stocks were able to recover quickly the ground lost in late 1997, enabling the U.S. stock market to continue its record-breaking climb through period's end. Amid this uncertain environment, preferred stocks -- which are technically equity securities, although they tend to perform in line with bonds -- maintained an even keel. Putnam Preferred Income Fund closed the semiannual period with total returns for class A shares of 4.77% at net asset value and 1.39% at public offering price. For complete performance information, please refer to the summary that begins on page 8.

* ALTERNATIVE SECURITIES KEEP SUPPLY TIGHT, DEMAND STRONG

Several factors have affected the supply/demand balance of preferred stocks within the past year; among them were the specter of unfavorable legislation and the increased popularity of a new type of preferred stock classified as subordinated debt. A number of federal budget proposals in 1997 threatened the tax deductibility of interest paid by certain types of preferred securities. Most relevant to the majority of fund shareholders was the recommendation to reduce the dividends-received deduction for corporations from 70% to 50%. The mere prospect of this legislation being approved, although it ultimately was not, drastically reduced the volume of new issuance.

The new kids on the block -- trust-preferred stocks -- also escaped legislative tailoring. Issued by banks and insurance companies, preferred stocks have the advantage of being classified as equity on the issuer's balance sheet while allowing the issuer to account for the dividends paid on these securities as a tax-deductible cost. Although a proposal to eliminate this deductibility was considered by Congress in 1997, it did not pass. Thus, the tax advantages remain in place -- making the cost of issuing trust-preferred securities more appealing to corporations than the issuance of traditional preferred stock.

While your fund does not invest in trust-preferred stocks because they do not qualify for the dividends-received deduction, it nevertheless has been affected by their continued existence. The ongoing availability of trust-preferred securities has helped to further restrict supply of -- and heighten demand for -- traditional preferred stock, boosting prices and benefiting your fund's portfolio.

[GRAPHIC OMITTED: horizontal bar chart COMPARATIVE PORTFOLIO COMPOSITION]

COMPARATIVE PORTFOLIO COMPOSITION*
                                  11/30/97        5/31/98

Perpetual preferreds                67.4%          76.9%
Adjustable-rate preferreds          22.1%          16.5%
Sinking-fund preferreds              6.8%           2.5%
Common stocks                        0.4%           0.4%
Convertible securities               0.5%           2.4%
Cash and short-term securitie        2.3%           2.2%

*Based on net assets as of 11/30/97 and 5/31/98. Composition will vary over time.

* CALL PROTECTION ACTIVELY EMPLOYED

In today's robust economy and low interest-rate environment, corporate America is more fiscally fit than it has been in a long time. Consequently, fewer companies are using preferred stock issues to raise capital, another factor affecting supply. Furthermore, as they have become more financially sound, many corporations can afford to call in or buy back their older, higher-yielding preferred stock.

Ford Motor Company, formerly the fund's top holding, is one such example. Ford presented us with an attractive tender offer to buy back its preferred stock at a price above its current market value. The fund realized handsome profits as a result. Other top-performing issues, many of which have been adjustable-rate preferred stocks, have been called away, particularly in the industrial sector. Boise Cascade and General Motors are two examples.

Calls interrupt the fund's stream of income, requiring us to reinvest the assets in securities that may pay lower rates than those issued years ago. Protecting the fund's portfolio from additional calls, therefore, has been a key strategy for us over the period. Whenever possible, we have traded out of issues featuring call dates within the near future and redeployed assets in securities that either are noncallable, such as perpetual-preferred stocks, or have distant call dates.

* UNDERLYING TRENDS LEND SUPPORT TO CERTAIN SECTORS

Typically, preferred stocks are relatively well insulated from the volatility of stock and bond markets. There are times, however, when a current event or a prevailing trend can have an effect on how these securities perform. Last year's proposed legislation is one example. Similarly, the current widespread consolidation in the financial arena and deregulation in the utility sector have helped boost the overall performance of your fund's bank and utility holdings. Furthermore, the changes occurring within the financial sector combined with low interest rates have enabled many companies to come to market with new issues more cost-effectively.

We were able to take advantage of many new opportunities and almost doubled the fund's stake in financial securities. BankBoston, Bear Stearns, and Donaldson, Lufkin & Jenrette are three new holdings that seem likely to perform well over time. While the holdings mentioned were viewed favorably at the end of the period, all holdings are subject to review and adjustment in accordance with the fund's investment strategy and may well vary in the future.

[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

El Paso Tennessee Pipeline Co. Series A, $4.125, preferred
Gas pipelines

Merrill Lynch & Co., Inc. Series A, $2.25, preferred
Investment services

IBM Corp. Series A, $1.875, preferred
Computer services and software

Anadarko Petroleum Corp. $5.46, preferred
Oil and gas

BankAmerica Corp. Series B, $6.00, adjustable-rate preferred
Financial services

Fleet Financial Group, Inc. Series E, $2.338, preferred
Financial services

McDermott Inc., Sinking Fund Series B, $2.60, preferred
Oil services

Lehman Brothers Holding, Inc., $5.00 convertible preferred
Financial services

Baltimore Gas & Electric Co., Series 93, $7.125, preferred
Gas and electric utilities

Florida Power & Light Co. Series. U, $6.75, preferred
Utilities

Footnote reads:
These holdings represent 30.0% of the fund's net assets as of 5/31/98. Portfolio holdings will vary over time.

* OUTLOOK IS REASONABLY OPTIMISTIC

We believe your fund is well positioned as we enter the second half of fiscal 1998. The portfolio's substantial exposure to perpetual preferred stocks -- securities most sensitive to interest-rate changes -- should continue to benefit the fund in today's relatively stable rate environment. If the Fed should decide to raise rates later in the year, the fund's sizable position in adjustable-rate preferreds -- stocks whose dividends are reset quarterly based on changes in the Treasury bill rate -- should help cushion the fund against any ensuing volatility. Our plan is to continue monitoring the landscape for new opportunities that may benefit the fund in any market environment and to enhance call protection whenever possible.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 5/31/98, there is no guarantee the fund will continue to hold these securities in the future.

Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Preferred Income Fund seeks a high level of income that qualifies for the 70% corporate dividends-received deduction for federal income-tax purposes. The dividends-received deduction is not available to noncorporate investors.

TOTAL RETURN FOR PERIODS ENDED 5/31/98
                                Class A            Class M
(inception date)               (1/4/84)           (4/20/95)
                             NAV      POP       NAV      POP
--------------------------------------------------------------------
6 months                    4.77%    1.39%     4.66%     2.60%
--------------------------------------------------------------------
1 year                     11.19     7.62     10.82      8.58
--------------------------------------------------------------------
5 years                    46.59    41.82     43.83     40.95
Annual average              7.95     7.24      7.54      7.11
--------------------------------------------------------------------
10 years                  136.63   128.95    129.26    124.67
Annual average              9.00     8.64      8.65      8.43
--------------------------------------------------------------------
Life of fund              234.37   223.51    220.42    214.01
Annual average              8.74     8.49      8.42      8.27
--------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 5/31/98

                 Merrill Lynch
                  Perpetual          Standard &
                  Preferred           Poor's            Consumer
                    Index*          500 Index          Price Index
--------------------------------------------------------------------
6 months            3.12%             15.06%               0.80%
--------------------------------------------------------------------
1 year              8.77              30.68                1.69
--------------------------------------------------------------------
5 years            42.57             172.19               12.90
Annual average      7.35              22.18                2.46
--------------------------------------------------------------------
10 years             --              451.65               38.55
Annual average       --               18.62                3.32
--------------------------------------------------------------------
Life of fund         --              939.62               60.71
Annual average       --               17.64                3.35
--------------------------------------------------------------------

*The Merrill Lynch Perpetual Preferred Index was introduced on
 2/28/89.

Past performance is not indicative of future results. Returns for class A and class M shares reflect the current maximum initial sales charges of 3.25% and 2.00%, respectively. Returns shown for class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge currently applicable to class M shares and the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 5/31/98


                                Class A         Class M
--------------------------------------------------------------------
Distributions (number)             6               6
--------------------------------------------------------------------
Income                         $0.274586       $0.263379
--------------------------------------------------------------------
Capital gains                     --               --
--------------------------------------------------------------------
  Total                        $0.274586       $0.263379
--------------------------------------------------------------------
Share value:                  NAV     POP     NAV     POP
--------------------------------------------------------------------
11/30/97                    $9.00    $9.30   $8.97   $9.15
--------------------------------------------------------------------
5/31/98                      9.15     9.46    9.12    9.31
--------------------------------------------------------------------
Current return (end of period)
--------------------------------------------------------------------
Current dividend rate1       6.12%    5.92%   5.89%   5.77%
--------------------------------------------------------------------
Taxable equivalent3          8.93     8.64    8.59    8.42
--------------------------------------------------------------------
Current 30-day SEC yield2    5.75     5.56    5.49    5.38
--------------------------------------------------------------------
Taxable equivalent3          8.39     8.11    8.01    7.85
--------------------------------------------------------------------

1Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2Based only on investment income, calculated using SEC guidelines.

3The taxable equivalent examples in this table show the return that a corporation taxed at the 35% Federal corporate tax rate would have to earn from a non tax-advantaged investment to produce an after-tax return equal to that of the fund's, assuming 100% of distributions qualify for the dividend-received deduction.

TOTAL RETURN FOR PERIODS ENDED 6/30/98
(most recent calendar quarter)

                            Class A           Class M
(inception date)           (1/4/84)          (4/20/95)
                        NAV       POP       NAV       POP
--------------------------------------------------------------------
6 months               5.11%     1.73%     4.89%     2.83%
--------------------------------------------------------------------
1 year                10.79      7.15     10.43      8.22
--------------------------------------------------------------------
5 years               46.67     41.90     43.91     41.03
Annual average         7.96      7.25      7.55      7.12
--------------------------------------------------------------------
10 years             140.39    132.58    132.92    128.26
Annual average         9.17      8.81      8.82      8.60
--------------------------------------------------------------------
Life of fund         237.99    227.01    223.83    217.36
Annual average         8.77      8.52      8.45      8.30
--------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. See first page of performance section for performance calculation method.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge but carry no 12b-1 fee.

Class M shares have a lower initial sales charge than class A shares and carry a 12b-1 fee.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 3.25% maximum sales charge for class A shares and 2.00% for class M shares.

COMPARATIVE BENCHMARKS

Merrill Lynch Perpetual Preferred Index* is an unmanaged list of perpetual preferred stocks that is commonly used as a general measure of performance for the preferred-stock market.

Standard & Poor's 500 Index* is an unmanaged list of common stocks that is frequently used as a general measure of stock-market performance.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.



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Portfolio of investments owned
May 31, 1998 (Unaudited)



PREFERRED STOCKS (95.9%) (a)
NUMBER OF SHARES                                                                                    VALUE

Automobiles (4.3%)
---------------------------------------------------------------------------------------------------------
       115,000   General Motors Corp. Ser. B, $2.281 dep. shs.
                   cum. preferred (pfd.)                                                   $    3,061,875
        99,000   General Motors Corp. Ser. G, $2.28 875
                   shs. cum. pfd.                                                               2,809,125
                                                                                           --------------
                                                                                                5,871,000

Banks (14.7%)
---------------------------------------------------------------------------------------------------------
        38,662   BankAmerica Corp. Ser. B, $6.00 cum. Adjustable
                   Rate Preferred (ARP)                                                         3,861,367
        25,000   BankBoston Corp. Ser. C, $5.50 cum. ARP                                        2,437,500
        20,239   Bankers Trust New York Corp. Ser. S,
                   $1.938 cum. pfd. (CUS)                                                         526,214
        16,000   Bankers Trust New York Corp. Ser. P, $1.875 cum. pfd. (CUS)                      402,000
        70,000   Bankers Trust New York Corp. Ser. Q,
                   $1.269 cum. dep. shs. ARP (CUS)                                              1,715,000
        67,600   Chase Manhattan Corp. Ser. C, $2.71 cum. pfd.                                  2,087,150
        75,000   Chase Manhattan Corp. Ser. B, $2.44 cum. pfd.                                  2,071,875
        10,000   Fleet Financial Group, Inc. Ser. VI, $3.375 cum.pfd.                             585,000
       133,766   Fleet Financial Group, Inc. Ser. E, $2.338 dep. shs. cum. pfd.                 3,728,727
        52,000   Fleet Financial Group, Inc. Ser. V, $1.813 dep. shs. cum. pfd.                 1,443,000
        15,000   Indosuez Holdings 144A $2.594 pfd. ADS (Mexico)                                  431,250
        11,500   Wells Fargo & Co. Ser. B, $2.75 cum. pfd.  ARP                                   575,719
                                                                                           --------------
                                                                                               19,864,802

Chemicals (0.8%)
---------------------------------------------------------------------------------------------------------
        12,750   du Pont (E.I.) de Nemours & Co., Ltd. Ser. B,
                   $4.50 cum. pfd.                                                              1,086,938

Combined Utilities (13.7%)
---------------------------------------------------------------------------------------------------------
        28,000   Baltimore Gas & Electric Co. Ser. 93, $7.125 cum. pfd.                         3,216,500
        15,000   Baltimore Gas & Electric Co. Ser. 95, $6.99 cum. pfd.                          1,725,000
        13,469   Baltimore Gas & Electric Co. Ser. 87, $6.75 cum. pfd.                          1,357,002
        15,000   Florida Power & Light Co. Ser. S, $6.98 cum. pfd.                              1,706,250
        28,100   Florida Power & Light Co. Ser. U, $6.75 cum. pfd.                              3,178,813
         9,000   Jersey Central Power & Light Co. Ser. E, $7.88 cum. pfd.                         943,875
       116,000   New York State Electric & Gas Corp. Ser. B,
                   $1.243 cum. ARP                                                              2,943,500
        76,000   Pacific Gas & Electric Co. Ser. U, $1.76 cum. pfd.                             2,099,500
        11,750   Public Service Electric & Gas Co. $6.92 cum. pfd.                              1,289,563
                                                                                           --------------
                                                                                               18,460,003

Computer Software (3.3%)
---------------------------------------------------------------------------------------------------------
       160,345   IBM Corp. Ser. A, $1.875 dep. shs. pfd.                                        4,429,531

Consumer Services (2.2%)
---------------------------------------------------------------------------------------------------------
        99,373   AMERCO Ser. A, $2.125 cum.pfd.                                                 2,583,698
         5,000   Western Resources, Inc. $4.25 cum.pfd.                                           343,750
                                                                                           --------------
                                                                                                2,927,448

Electric Utilities (14.4)
---------------------------------------------------------------------------------------------------------
       125,200   Alabama Power Co. Ser. 93, Class A, $1.19 cum. ARP                             3,145,650
        50,000   Arizona Public Service Co. Ser. W, $1.813 pfd.                                 1,262,500
        20,000   Central Maine Power Co. Ser. A, $7.999 cum. pfd.                               1,997,500
         7,070   Commonwealth Edison Co. Ser. A, $8.40 cum. pfd.                                  724,675
        80,941   Georgia Power Co. Ser. 93-2, Class A, $1.20 cum. ARP                           2,033,643
        50,000   Niagara Mohawk Power Corp. $2.375 cum. pfd.                                    1,343,750
        40,000   Niagara Mohawk Power Corp. Ser. C, $1.75 cum. ARP                              1,010,000
        39,800   Niagara Mohawk Power Corp. Ser. A, $1.625 cum. ARP                               945,250
        17,500   Peco Energy $7.48 cum. pfd.                                                    1,828,750
        10,000   PP & L, Inc. $6.33 cum. pfd.                                                   1,067,500
        10,000   PP & L, Inc. $6.125 cum. pfd.                                                  1,060,000
        60,000   Texas Utilities Electric Co. Ser. A, $1.875 dep. shs. cum. pfd.                1,605,000
        50,000   Texas Utilities Electric Co. Ser. B, $1.805 dep. shs. cum. pfd.                1,356,250
                                                                                           --------------
                                                                                               19,380,468

Financial Services (19.4%)
---------------------------------------------------------------------------------------------------------
       50,000   Bear Stearns & Co. Ser. E, $3.075 cum. pfd.                                     2,681,250
       30,000   Bear Stearns & Co. Ser. F, $2.86 cum. pfd.                                      1,531,875
       10,000   Bear Stearns & Co. Ser. A, $2.75 cum. ARP                                         501,250
       10,000   Donaldson, Lufkin & Jenrette, Inc. Ser. B, $2.65 cum. pfd.                        511,250
       95,000   Heller Financial Inc. Ser. A, $2.031 cum. pfd.                                  2,541,250
       65,850   Household International, Inc. Ser. 92-A, $2.063
                  dep. shs. cum. pfd.                                                           1,942,575
       20,000   Lehman Brothers Holding, Inc. Ser. C, $2.97 pfd.                                1,022,500
       75,000   MBNA Corp. Ser. B, $1.462 ARP                                                   1,950,000
       36,500   MBNA Corp. Ser. A, $1.875 cum. pfd.                                               980,938
      171,824   Merrill Lynch & Co., Inc. Ser. A, $2.25 dep. shs. cum. pfd.                     5,476,890
       12,259   Morgan (J.P.) & Co., Inc. Ser. A, $5.00 cum. ARP                                1,170,730
       56,000   Morgan (J.P.) & Co. Inc. Ser. H, $3.313 dep. shs. cum. pfd.                     3,073,000
       50,150   Morgan Stanley $3.875 dep. shs. cum. pfd.                                       2,758,250
                                                                                           --------------
                                                                                               26,141,758

Gas Pipelines (4.4)
---------------------------------------------------------------------------------------------------------
      105,000   El Paso Tennessee Pipeline Co. Ser. A, $4.125 pfd.                             5,906,250

Insurance (3.7%)
---------------------------------------------------------------------------------------------------------
       50,000   Travelers Group $3.183 pfd.                                                     2,731,250
       29,000   Travelers Group Inc. Ser. M, $2.932 cum. pfd.                                   1,500,750
       25,000   Travelers Group Inc. Ser. K, $2.10 cum.pfd.                                       696,875
                                                                                           --------------
                                                                                                4,928,875

Metals and Mining (0.6%)
---------------------------------------------------------------------------------------------------------
       11,050  Aluminum Co. $3.75 cum. pfd.                                                       784,550

Natural Gas  (1.0%)
---------------------------------------------------------------------------------------------------------
       18,700   Puget Sound Energy, Inc. Ser. III, $2.125 pfd.                                    493,213
       31,700   Puget Sound Energy, Inc. Ser. II, $1.862 cum. pfd.                                871,750
                                                                                           --------------
                                                                                                1,364,963

Oil and Gas (5.3%)
---------------------------------------------------------------------------------------------------------
       41,000   Anadarko Petroleum Corp. $5.46 dep. shs. pfd.                                   3,956,500
       48,000   ENSERCH Corp. Ser. F, $1.279 cum.pfd.                                           1,155,360
       20,000   Pennzoil Co. $6.49 cum.pfd.                                                     2,000,000
                                                                                           --------------
                                                                                                7,111,860

Oil Services (3.6%)
---------------------------------------------------------------------------------------------------------
       57,500   LASMO PLC ADS Ser. A, $2.50 cum. pfd.
                  (United Kingdom)                                                              1,538,125
      109,432   McDermott Inc. Sinking Fund Ser. B, $2.60 cum. pfd.                             3,378,713
                                                                                           --------------
                                                                                                4,916,838

Paper (1.1%)
---------------------------------------------------------------------------------------------------------
       60,000   Bowater, Inc. Ser. C, $2.10 dep. shs. cum. pfd.                                 1,530,000

Publishing (0.9%)
---------------------------------------------------------------------------------------------------------
       49,500   Newscorp Overseas Corp. Ser. A, $2.156 cum. pfd.                                1,243,688

Tobacco (1.3%)
---------------------------------------------------------------------------------------------------------
       67,300   RJR Nabisco Holding Ser. B, $2.313 dep. shs. cum. pfd.                          1,716,150

Utilities (0.2%)
---------------------------------------------------------------------------------------------------------
        2,500   Pacificorp $7.70 cum.pfd.                                                         271,563

Water Utilities (1.0%)
---------------------------------------------------------------------------------------------------------
       13,500   United Water Resources, Inc. Ser. B, $7.625 cum. pfd.                           1,387,125
                                                                                           --------------
                Total Preferred Stocks  (cost $123,388,216)                                $  129,323,810

CONVERTIBLE PREFERRED STOCKS  (2.4%) (a) ($3,035,745)
NUMBER OF SHARES                                                                                    VALUE
---------------------------------------------------------------------------------------------------------
       92,500   Lehman Brothers Holding, Inc. $5.00 cv. pfd.                               $    3,249,063

COMMON STOCKS  (0.4%) (a) (cost $479,754)
NUMBER OF SHARES                                                                                    VALUE
---------------------------------------------------------------------------------------------------------
       18,000   Pacific Gas & Electric Co.                                                 $      567,000

SHORT-TERM INVESTMENTS  (2.2%) (a) (cost $3,001,380)
PRINCIPAL AMOUNT                                                                                    VALUE
---------------------------------------------------------------------------------------------------------
$   3,000,000   Interest in $700,000,000 joint repurchase agreement
                  dated May 29, 1998 with Morgan Stanley & Co.,
                  Inc. June 1, 1998 with respect to various
                  U.S. Treasury obligations -- maturity value of
                  $3,001,380 for an effective yield of 5.52%                               $    3,001,380
---------------------------------------------------------------------------------------------------------
                Total Investments  (cost $129,905,095) (b)                                 $  136,141,253
---------------------------------------------------------------------------------------------------------

(a)   Percentages indicated are based on net assets of $134,807,676.

(b) The aggregate identified cost on a tax basis is $129,916,314 resulting in gross unrealized appreciation and depreciation of $6,745,375 and $520,436, respectively, or net unrealized appreciation of $6,224,939.

(CUS) This entity provides subcustodian services to the fund.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933.
      These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADS after the name of a foreign holding stands for American
      Depository Shares, representing ownership of foreign securities on deposit with a domestic custodian bank.

The accompanying notes are an integral part of these financial statements.




Statement of assets and liabilities
May 31, 1998 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $129,905,095) (Note 1)                                                $136,141,253
---------------------------------------------------------------------------------------------------
Cash                                                                                        577,272
---------------------------------------------------------------------------------------------------
Dividends and interest receivable                                                           433,997
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                      250,260
---------------------------------------------------------------------------------------------------
Total assets                                                                            137,402,782

Liabilities
---------------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                       193,221
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                          2,000,000
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                  115,789
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                217,362
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                   23,179
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                 8,946
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  1,059
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                        4,564
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                       30,986
---------------------------------------------------------------------------------------------------
Total liabilities                                                                         2,595,106
---------------------------------------------------------------------------------------------------
Net assets                                                                             $134,807,676

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                         148,946,936
---------------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                                  (291,644)
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                                   (20,083,774)
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                6,236,158
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                             $134,807,676

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($123,702,606 divided by 13,524,727 shares)                                                   $9.15
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/96.75 of $9.15)*                                        $9.46
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($11,105,070 divided by 1,217,333 shares)                                                     $9.12
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/98.00 of $9.12)*                                        $9.31
---------------------------------------------------------------------------------------------------

* On single retail sales of less than $100,000.
  On sales of $100,000 or more and group sales the offering price is reduced.

The accompanying notes are an integral part of these financial statements.







Statement of operations
Six months ended May 31, 1998 (Unaudited)

Investment income:
--------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $10,781)                                               $4,229,532
--------------------------------------------------------------------------------------------------
Interest                                                                                   168,413
--------------------------------------------------------------------------------------------------
Total investment income                                                                  4,397,945

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                           421,346
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                             102,754
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                            5,449
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             3,138
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                       11,907
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     15,841
--------------------------------------------------------------------------------------------------
Registration fees                                                                            2,749
--------------------------------------------------------------------------------------------------
Auditing                                                                                    17,642
--------------------------------------------------------------------------------------------------
Legal                                                                                        2,635
--------------------------------------------------------------------------------------------------
Postage                                                                                        271
--------------------------------------------------------------------------------------------------
Other                                                                                        1,402
--------------------------------------------------------------------------------------------------
Total expenses                                                                             585,134
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                 (38,428)
--------------------------------------------------------------------------------------------------
Net expenses                                                                               546,706
--------------------------------------------------------------------------------------------------
Net investment income                                                                    3,851,239
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                         1,735,192
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                               434,507
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                  2,169,699
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                    $6,020,938
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Statement of changes in net assets

                                                                                    Six months ended        Year ended
                                                                                              May 31       November 30
                                                                                                1998*             1997
----------------------------------------------------------------------------------------------------------------------
Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  $  3,851,239       $  7,651,598
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                          1,735,192            461,151
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                  434,507          3,522,848
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                      6,020,938         11,635,597
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                              (3,651,794)        (7,391,392)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                (274,734)          (411,702)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)                              8,823,823         (2,778,276)
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                             10,918,233          1,054,227
----------------------------------------------------------------------------------------------------------------------

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                     123,889,443        122,835,216
----------------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of net
investment income of $291,644 and $216,355, respectively)                              $134,807,676       $123,889,443
----------------------------------------------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.





Financial highlights **
(For a share outstanding throughout the period)

CLASS A
----------------------------------------------------------------------------------------------------
                              Six months
                                   ended
Per-share                         May 31
operating performance         (Unaudited)                Year ended November 30
----------------------------------------------------------------------------------------------------
                                    1998        1997        1996        1995        1994        1993
----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $9.00       $8.71       $8.59       $7.88       $8.81       $8.34
----------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------
Net investment income                .27         .56         .58         .57         .56         .60
----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           .15         .30         .12         .73        (.93)        .47
----------------------------------------------------------------------------------------------------
Total from
investment operations                .42         .86         .70        1.30        (.37)       1.07
----------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------
From net
investment income                   (.27)       (.57)       (.58)       (.59)       (.56)       (.60)
----------------------------------------------------------------------------------------------------
In excess of net
investment income                     --          --          -- (d)      --          --          --
----------------------------------------------------------------------------------------------------
Total distributions                 (.27)       (.57)       (.58)       (.59)       (.56)       (.60)
----------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $9.15       $9.00       $8.71       $8.59       $7.88       $8.81
----------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)           4.77*      10.22        8.61       17.05       (4.41)      13.07
----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $123,703    $116,413    $117,502    $120,591    $119,822    $144,185
----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .44*        .85         .89         .90         .81         .83
----------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           2.98*       6.34        6.90        6.91        6.64        6.83
----------------------------------------------------------------------------------------------------
Portfolio turnover (%)             23.31*      20.46       29.51       34.76       32.84      114.53
----------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                        $--      $.0491      $.0564
----------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

 ** The table has been restated to reflect a 5-for-1 share split declared by the fund to shareholders of record on November 29, 1994.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended November 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.

(d) Distributions in excess of net investment income amounted to less than $0.01 per share for each class.




Financial highlights **
(For a share outstanding throughout the period)

----------------------------------------------------------------------------------------------------
                                                      Six months                             For the
                                                           ended                              period
Per-share                                                 May 31          Year ended   Apr. 20, 1995+
operating performance                                 (Unaudited)         November 30     to Nov. 30
----------------------------------------------------------------------------------------------------
                                                            1996        1995        1994        1993
----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                       $8.97        $8.69       $8.58       $8.12
----------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------
Net investment income                                       .26          .54         .56         .33
----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                  .15          .29         .11         .46
----------------------------------------------------------------------------------------------------
Total from
investment operations                                       .41          .83         .67         .79
----------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------
From net
investment income                                          (.26)        (.55)       (.56)       (.33)
----------------------------------------------------------------------------------------------------
In excess of net
investment income                                            --           --          -- (d)      --
----------------------------------------------------------------------------------------------------
Total distributions                                        (.26)        (.55)       (.56)       (.33)
----------------------------------------------------------------------------------------------------
Net asset value,
end of period                                             $9.12        $8.97       $8.69       $8.58
----------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                  4.66*        9.85        8.22        9.88*
----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                          $11,105       $7,477      $5,333        $729
----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                   .57*        1.10        1.14         .67*
----------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                  2.76*        6.01        6.41        3.73*
----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                    23.31*       20.46       29.51       34.76
----------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                               $--       $.0491      $.0564
----------------------------------------------------------------------------------------------------

+   Commencement of operations.

*   Not annualized.

**  The table has been restated to reflect a 5-for-1 share split declared by the fund to shareholders of record on November 29, 1994.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended November 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.

(d) Distributions in excess of net investment income amounted to less than $0.01 per share for each class.




Notes to financial statements
May 31, 1998 (Unaudited)

Note 1
Significant accounting policies

Putnam Preferred Income Fund (the "fund") is registered under the
Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high after-tax income for corporate shareholders and current income for all investors with minimum fluctuations in principal.

The fund offers class A and class M shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Class M shares are sold with a maximum front-end sales charge of 2.00% and pay an ongoing distribution fee.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Certain preferred stocks, for which reliable market quotations are not readily available are stated at fair value on the basis of valuations furnished by pricing services approved by the Trustees, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended May 31, 1998, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At November 30, 1997, the fund had a capital loss carryover of approximately.$21,808,000 available to offset future capital gains, if any. The amount of capital loss carryover that can be used to offset realized capital gains by the fund in any one year may be limited by the Internal Revenue Code and Regulations. To the extent that capital loss carryovers are used to offset realized capital gains, it is unlikely that gains so offset would be distributed to shareholders since any such distribution might be taxable as ordinary income.

The amount of the carryover and the expiration dates are:

      Loss Carryover         Expiration
      --------------     -----------------
       $14,805,000       November 30, 1998
         5,262,000       November 30, 1999
           208,000       November 30, 2002
         1,533,000       November 30, 2003

G) Distributions to shareholders The fund declares a distribution each day based upon the projected net investment income, for a specified period, calculated as if earned prorata throughout the period on a daily basis. Such distributions are recorded daily and paid monthly. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam
Investor Services, a division of PFTC.

For the six months ended May 31, 1998, fund expenses were reduced by $38,428 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $430 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") with respect to its class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing class M shares of the fund. The Class M Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 1.00% of the average net assets. The Trustees currently limit payment by the fund to an annual rate of 0.25% of the average net assets attributable to class M shares.

For the six months ended May 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $17,180 and $3,160 from the sale of class A and Class M shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended May 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received no monies on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended May 31, 1998, purchases and sales of investment securities other than short-term investments aggregated $40,078,563 and $29,560,010, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At May 31, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                          Six months
                                      ended May 31, 1998
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                       1,495,314      $13,604,580
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       276,122        2,516,704
------------------------------------------------------------
                                  1,771,436       16,121,284

Shares
repurchased                      (1,185,323)     (10,792,193)
------------------------------------------------------------
Net increase                        586,113     $  5,329,091
------------------------------------------------------------

                                           Year ended
                                       November 30, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                       2,175,906      $19,266,739
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       561,520        4,960,386
------------------------------------------------------------
                                  2,737,426       24,227,125

Shares
repurchased                      (3,283,503)     (28,924,047)
------------------------------------------------------------
Net decrease                       (546,077)     $(4,696,922)
------------------------------------------------------------

                                          Six months
                                      ended May 31, 1998
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         518,266       $4,713,905
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        24,804          225,537
------------------------------------------------------------
                                    543,070        4,939,442

Shares
repurchased                        (158,835)      (1,444,710)
------------------------------------------------------------
Net increase                        384,235       $3,494,732
------------------------------------------------------------

                                           Year ended
                                       November 30, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         496,220       $4,370,534
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        38,069          336,218
------------------------------------------------------------
                                    534,289        4,706,752

Shares
repurchased                        (314,630)      (2,788,106)
------------------------------------------------------------
Net increase                        219,659       $1,918,646
------------------------------------------------------------



PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Strategic Income Fund *

High Quality Bond Fund +

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Total Return Fund

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Money Market Fund **

Intermediate U.S. Government
Income Fund

Preferred Income Fund

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota,
New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]

California, New York

LIFESTAGE SM FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

*Formerly Putnam Diversified Income Trust II

+Formerly Putnam Federal Income Trust

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.

Contact Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

William J. Curtin
Vice President

Thomas V. Reilly
Vice President

Jeanne L. Mockard
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Preferred Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal
Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

SA037-43774  029/867     7/98